Significant Accounting Policies (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 01, 2019	Aug. 08, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019	Mar. 08, 2016
Noncontrolling Interest [Line Items]
Equity in earnings (loss) of unconsolidated entities			$ (298,000)	$ 0	$ (573,000)	$ 0
Cash consideration					4,267,000	0
Carrying value of redeemable noncontrolling interests			3,615,000		3,615,000		$ 3,531,000	$ 5,111,000
Redemption value adjustment, year-to-date			(99,000)	(100,000)	13,000	738,000	168,000	(1,270,000)	$ (936,000)
Income loss from equity method due to change in fair value			0	0	0	0
Carrying value of noncontrolling interests			410,000		410,000		458,000	772,000
Long-term debt, gross			25,102,000		25,102,000		18,006,000	11,947,000
Investments in unconsolidated entities			2,990,000		2,990,000		500,000	500,000
Furniture, fixtures and equipment, net			62,546,000		62,546,000		47,947,000	21,154,000
Impairment			0	$ 0	0	$ 1,919,000	1,919,000	1,072,000	$ 0
Other current liabilities			13,400,000		13,400,000		7,800,000	9,100,000
Other liabilities			2,670,000		2,670,000		0
Contingent consideration			3,023,000		3,023,000		0	$ 2,262,000
Operating lease right-of-use assets			21,597,000		21,597,000
Present value of minimum lease payments			21,612,000		21,612,000
ASU 2016-02
Noncontrolling Interest [Line Items]
Operating lease right-of-use assets										$ 26,200,000
Present value of minimum lease payments										$ 26,200,000
Furniture, Fixtures and Equipment
Noncontrolling Interest [Line Items]
Furniture, fixtures and equipment, net			$ 29,000,000		$ 29,000,000		$ 16,100,000
Furniture and Fixtures | Minimum
Noncontrolling Interest [Line Items]
Estimated Useful Life					3 years		3 years
Furniture and Fixtures | Maximum
Noncontrolling Interest [Line Items]
Estimated Useful Life					7 years 6 months		7 years 6 months
Software and Software Development Costs | Minimum
Noncontrolling Interest [Line Items]
Estimated Useful Life					3 years		3 years
Software and Software Development Costs | Maximum
Noncontrolling Interest [Line Items]
Estimated Useful Life					5 years		5 years
RED vessels
Noncontrolling Interest [Line Items]
Estimated Useful Life					20 years		20 years
REA Holdings
Noncontrolling Interest [Line Items]
Voting interests acquired			30.00%		30.00%
Investments in unconsolidated entities			$ 2,490,000		$ 2,490,000
Premier
Noncontrolling Interest [Line Items]
Purchase price		$ 200,117,000
Fair value of Ashford Inc. common stock issued		$ 203,000,000
Premier | Management Contracts
Noncontrolling Interest [Line Items]
Useful life					30 years		30 years
BAV
Noncontrolling Interest [Line Items]
Purchase price	$ 9,899,000
Fair value of Ashford Inc. common stock issued	3,748,000
Unconsolidated variable interest entity
Noncontrolling Interest [Line Items]
Investments in unconsolidated entities			$ 500,000		$ 500,000
Ashford LLC
Noncontrolling Interest [Line Items]
Ashford Inc. ownership interest			99.83%		99.83%		99.83%	99.80%
Redeemable noncontrolling interests			0.17%		0.17%		0.17%	0.20%
Noncontrolling interests in consolidated entities			0.00%		0.00%		0.00%	0.00%
Noncontrolling ownership			100.00%		100.00%		100.00%	100.00%
Carrying value of redeemable noncontrolling interests			$ 131,000		$ 131,000		$ 215,000	$ 385,000
Redemption value adjustment, year-to-date					(73,000)		(180,000)	224,000
Redemption value adjustment, cumulative					105,000		178,000	358,000
Carrying value of noncontrolling interests			$ 0		$ 0		$ 0	$ 0
JSAV
Noncontrolling Interest [Line Items]
Ashford Inc. ownership interest			88.20%		88.20%		85.00%	85.00%
Redeemable noncontrolling interests			11.80%		11.80%		15.00%	15.00%
Noncontrolling interests in consolidated entities			0.00%		0.00%		0.00%	0.00%
Noncontrolling ownership			100.00%		100.00%		100.00%	100.00%
Carrying value of redeemable noncontrolling interests			$ 1,980,000		$ 1,980,000		$ 1,858,000	$ 2,522,000
Redemption value adjustment, year-to-date					0		0	0
Redemption value adjustment, cumulative					0		0	0
Carrying value of noncontrolling interests			0		0		0	439,000
Assets, available only to settle subsidiary's obligations			59,802,000		59,802,000		37,141,000	36,951,000
Liabilities, no recourse to Ashford Inc			43,078,000		43,078,000		24,836,000	$ 21,821,000
JSAV | Furniture, Fixtures and Equipment
Noncontrolling Interest [Line Items]
Furniture, fixtures and equipment, net			16,700,000		16,700,000		13,400,000
JSAV | Notes Payable to Banks
Noncontrolling Interest [Line Items]
Long-term debt, gross							13,614,000
JSAV | Revolving Credit Facility
Noncontrolling Interest [Line Items]
Long-term debt, gross			2,899,000		2,899,000		1,733,000
JSAV | Medium-term Notes
Noncontrolling Interest [Line Items]
Long-term debt, gross			$ 18,903,000		$ 18,903,000		$ 13,614,000
OpenKey
Noncontrolling Interest [Line Items]
Ashford Inc. ownership interest			46.59%		46.59%		45.61%	43.90%
Redeemable noncontrolling interests			28.15%		28.15%		29.65%	39.59%
Noncontrolling interests in consolidated entities			25.26%		25.26%		24.74%	16.51%			100.00%
Noncontrolling ownership			100.00%		100.00%		100.00%	100.00%
Carrying value of redeemable noncontrolling interests			$ 1,504,000		$ 1,504,000		$ 1,458,000	$ 2,204,000
Redemption value adjustment, year-to-date					60,000		12,000	1,046,000
Redemption value adjustment, cumulative					2,093,000		2,033,000	2,021,000
Carrying value of noncontrolling interests			288,000		288,000		308,000	128,000
Assets, available only to settle subsidiary's obligations			1,505,000		1,505,000		1,410,000	1,403,000
Liabilities, no recourse to Ashford Inc			471,000		471,000		421,000	889,000
OpenKey | Notes Payable to Banks
Noncontrolling Interest [Line Items]
Long-term debt, gross							0
OpenKey | Revolving Credit Facility
Noncontrolling Interest [Line Items]
Long-term debt, gross							0
OpenKey | Medium-term Notes
Noncontrolling Interest [Line Items]
Long-term debt, gross			$ 0		$ 0		$ 0	$ 0
Pure Wellness
Noncontrolling Interest [Line Items]
Ashford Inc. ownership interest			70.00%		70.00%		70.00%	70.00%
Redeemable noncontrolling interests			0.00%		0.00%		0.00%	0.00%
Noncontrolling interests in consolidated entities			30.00%		30.00%		30.00%	30.00%
Noncontrolling ownership			100.00%		100.00%		100.00%	100.00%
Carrying value of noncontrolling interests			$ 130,000		$ 130,000		$ 218,000	$ 205,000
Assets, available only to settle subsidiary's obligations			1,913,000		1,913,000		2,267,000	1,865,000
Liabilities, no recourse to Ashford Inc			1,846,000		1,846,000		1,977,000	$ 1,652,000
Pure Wellness | Notes Payable to Banks
Noncontrolling Interest [Line Items]
Long-term debt, gross			$ 0		$ 0		0
Pure Wellness | Revolving Credit Facility
Noncontrolling Interest [Line Items]
Long-term debt, gross							$ 60,000
RED
Noncontrolling Interest [Line Items]
Ashford Inc. ownership interest			80.00%		80.00%		80.00%	0.00%
Redeemable noncontrolling interests			0.00%		0.00%		0.00%	0.00%
Noncontrolling interests in consolidated entities			20.00%		20.00%		20.00%	0.00%
Noncontrolling ownership			100.00%		100.00%		100.00%	0.00%
Carrying value of noncontrolling interests			$ (8,000)		$ (8,000)		$ (68,000)	$ 0
Assets, available only to settle subsidiary's obligations			8,796,000		8,796,000		6,807,000	0
Liabilities, no recourse to Ashford Inc			4,225,000		4,225,000		2,839,000	0
Long-term debt, gross								0
RED | Furniture, Fixtures and Equipment
Noncontrolling Interest [Line Items]
Furniture, fixtures and equipment, net			5,700,000		5,700,000		5,700,000
RED | Notes Payable to Banks
Noncontrolling Interest [Line Items]
Long-term debt, gross			$ 3,300,000		$ 3,300,000		2,480,000
RED | Revolving Credit Facility
Noncontrolling Interest [Line Items]
Long-term debt, gross							$ 118,000	$ 0
JSAV | BAV
Noncontrolling Interest [Line Items]
Cash consideration	$ 5,000,000
Equity interest issued (in shares)	61,387
Fair value of Ashford Inc. common stock issued	$ 4,000,000
Interest issued and issuable, 18 months	$ 500,000